Fees and Commissions Income [Text Block]	12 Months Ended
Mar. 31, 2015
Fees and Commissions Income [Text Block]
27.	FEES AND COMMISSIONS INCOME

Details of fees and commissions income for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	2013	2014	2015
	(in millions)
Fees and commissions on deposits	¥39,626	¥46,146	¥57,138
Fees and commissions on remittances and transfers	155,192	158,786	168,124
Fees and commissions on foreign trading business	58,905	68,273	71,487
Fees and commissions on credit card business	149,671	157,227	179,669
Fees and commissions on security-related services	217,985	300,050	285,728
Fees and commissions on administration and management services for investment funds	117,141	126,707	141,050
Trust fees	92,525	105,721	106,943
Guarantee fees	55,427	52,634	52,982
Insurance commissions	33,472	39,669	63,344
Fees and commissions on real estate business	28,041	34,715	36,364
Other fees and commissions	212,889	204,188	238,151

Total	¥1,160,874	¥1,294,116	¥1,400,980

Note:

(1)	The table above reflects changes that were made to the components of fees and commissions in the fiscal year ended March 31, 2015. The following components have been redefined in 2015 and certain reclassifications were made between the components: Fees and commissions on deposits, Fees and commissions on remittances and transfers, Fees and commissions on security-related services, Fees and commissions on administration and management services for investment funds and Other fees and commissions. The amounts for the fiscal years ended March 31, 2013 and 2014 have been reclassified to conform to the presentation for the fiscal year ended March 31, 2015.

Fees and commissions on deposits consist of fees and commissions charged for deposits transactions such as checking account deposits, deposit and withdrawal services, using automated teller machines, and so on. Fees and commissions on remittances and transfers consist of fees and commissions charged for settlement transactions such as domestic fund remittances, including transactions used by electronic banking, and so on. Fees and commissions on foreign trading business consist of fees and commissions charged for fund collection and trade-related financing services related to foreign trading business. Fees and commissions on credit card business consist of fees and commissions related to credit card business such as interchange income, annual fees, royalty and other service charges from franchisees. Fees and commissions on securities-related services primarily consist of fees and commissions for sales and transfers of securities including investment funds, underwriting, brokerage and advisory services, arrangement fees on securitizations, and agency services for the calculation and payment of dividends. Fees and commissions on administration and management services for investment funds primarily consist of fees and commissions earned from managing investment funds on behalf of the clients. Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans, investment funds, and so on. Guarantee fees consist of fees related to guarantee business such as providing guarantees on residential mortgage loans and other loans. Insurance commissions consist of commissions earned by acting as agent for insurance companies to sell insurance products. Fees and commissions on real estate business primarily consist of fees from real estate agent services. Other fees and commissions include various fees and commissions mainly such as arrangement fees and agent fees excluding the fees mentioned above.